Schedule of Investments (unaudited) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Building Products — 4.0%
AO Smith Corp.(a)	89,950	$3,401,009
Johnson Controls International PLC(a)	201,609	5,435,379
Kingspan Group PLC	72,675	3,918,962

		12,755,350

Chemicals — 4.9%
Air Liquide SA	36,239	4,625,814
Johnson Matthey PLC	143,495	3,161,777
Linde PLC	27,302	4,735,202
Sika AG, Registered Shares	18,140	2,978,819

		15,501,612

Commercial Services & Supplies — 4.5%
Waste Connections, Inc.(a)	87,400	6,773,500
Waste Management, Inc.(a)	82,650	7,650,084

		14,423,584

Construction & Engineering — 4.2%
Quanta Services, Inc.(a)	149,260	4,736,020
Vinci SA	106,050	8,665,265

		13,401,285

Electric Utilities — 32.2%
American Electric Power Co., Inc.(a)	64,450	5,154,711
Duke Energy Corp.(a)	94,568	7,648,660
Enel SpA	2,362,125	16,293,562
Entergy Corp.(a)	48,700	4,576,339
Exelon Corp.(a)	127,108	4,678,845
FirstEnergy Corp.(a)	189,780	7,604,485
Fortis, Inc.(a)	120,200	4,633,710
Iberdrola SA	1,188,318	11,622,944
Neoenergia SA	579,600	1,917,462
NextEra Energy, Inc.(a)(b)	141,295	33,998,403
Xcel Energy, Inc.(a)	67,150	4,049,145

		102,178,266

Electrical Equipment — 6.5%
ABB Ltd., Registered Shares	128,628	2,235,688
Eaton Corp. PLC(a)	43,450	3,375,630
Schneider Electric SE	85,232	7,204,051
Sunrun, Inc.(c)	81,100	819,110
Vestas Wind Systems A/S	84,410	6,868,072

		20,502,551

Electronic Equipment, Instruments & Components — 1.0%
Hexagon AB, Class B	71,250	3,012,819

Independent Power and Renewable Electricity Producers — 8.4%
AES Corp.(a)	293,050	3,985,480

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
China Longyuan Power Group Corp. Ltd., Class H	12,875,000	$7,027,250
EDP Renováveis, S.A.	1,285,000	15,461,033

		26,473,763

Machinery — 1.4%
Atlas Copco AB, Class B	155,000	4,508,845

Multi-Utilities — 16.6%
CMS Energy Corp.(a)	128,150	7,528,812
Dominion Energy, Inc.(a)	143,598	10,366,340
National Grid PLC	808,024	9,441,170
Public Service Enterprise Group, Inc.	147,732	6,634,644
RWE AG	426,000	11,140,580
Sempra Energy(a)	35,800	4,045,042
WEC Energy Group, Inc.(a)	40,780	3,593,941

		52,750,529

Oil, Gas & Consumable Fuels — 10.1%
Enterprise Products Partners LP(a)	149,903	2,143,613
Kinder Morgan, Inc.(a)	757,150	10,539,528
TC Energy Corp.	228,300	10,147,208
Williams Cos., Inc.(a)	651,955	9,225,163

		32,055,512

Semiconductors & Semiconductor Equipment — 3.0%
First Solar, Inc.(a)(c)	110,700	3,991,842
Maxim Integrated Products, Inc.(a)	68,300	3,320,063
ON Semiconductor Corp.(a)(c)	167,700	2,086,188

		9,398,093

Total Long-Term Investments — 96.8% (Cost — $272,170,564)		306,962,209

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(d)(e)	13,045,691	13,045,691

Total Short-Term Securities — 4.1% (Cost — $13,045,691)		13,045,691

Total Investments Before Options Written — 100.9% (Cost — $285,216,255)		320,007,900

Options Written — (1.1)% (Premiums Received — $3,757,606)		(3,366,010)

Total Investments, Net of Options Written — 99.8% (Cost — $281,458,649)		316,641,890

Other Assets Less Liabilities — 0.2%		466,739

Net Assets — 100.0%		$317,108,629

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,716,146	329,545	(b)	—	13,045,691	$13,045,691	$32,068	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enterprise Products Partners LP	124	04/03/20	USD	27.00	USD	177	$(1,240)
Williams Cos., Inc.	293	04/03/20	USD	20.50	USD	415	(293)
Enterprise Products Partners LP	102	04/09/20	USD	24.00	USD	146	(2,040)
FirstEnergy Corp.	138	04/09/20	USD	47.50	USD	553	(1,307)
Kinder Morgan, Inc.	498	04/09/20	USD	20.00	USD	693	(31,374)
Kinder Morgan, Inc.	315	04/09/20	USD	11.00	USD	438	(86,467)
Williams Cos., Inc.	378	04/09/20	USD	19.50	USD	535	(16,254)
AES Corp.	450	04/17/20	USD	13.00	USD	612	(51,750)
AO Smith Corp.	100	04/17/20	USD	45.00	USD	378	(1,250)
AO Smith Corp.	214	04/17/20	USD	40.00	USD	809	(20,330)
American Electric Power Co., Inc.	103	04/17/20	USD	95.00	USD	824	(3,090)
CMS Energy Corp.	224	04/17/20	USD	65.00	USD	1,316	(15,120)
Dominion Energy, Inc.	243	04/17/20	USD	82.50	USD	1,754	(12,150)
Dominion Energy, Inc.	259	04/17/20	USD	77.50	USD	1,870	(32,375)
Duke Energy Corp.	168	04/17/20	USD	97.50	USD	1,359	(2,940)
Duke Energy Corp.	162	04/17/20	USD	77.50	USD	1,310	(89,100)
Eaton Corp. PLC	164	04/17/20	USD	95.00	USD	1,274	(11,480)

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Entergy Corp.	170	04/17/20	USD	100.00	USD	1,597	$(36,975)
Enterprise Products Partners LP	298	04/17/20	USD	16.00	USD	426	(11,920)
Exelon Corp.	222	04/17/20	USD	48.00	USD	817	(9,990)
First Solar, Inc.	91	04/17/20	USD	55.00	USD	328	(819)
FirstEnergy Corp.	132	04/17/20	USD	45.00	USD	529	(3,960)
FirstEnergy Corp.	132	04/17/20	USD	41.00	USD	529	(20,460)
FirstEnergy Corp.	124	04/17/20	USD	51.25	USD	497	(2,030)
Fortis, Inc.	270	04/17/20	USD	37.43	USD	1,041	(54,651)
Johnson Controls International PLC	225	04/17/20	USD	40.00	USD	607	(48,375)
Johnson Controls International PLC	136	04/17/20	USD	28.00	USD	367	(20,536)
Kinder Morgan, Inc.	315	04/17/20	USD	16.00	USD	438	(3,150)
Kinder Morgan, Inc.	507	04/17/20	USD	13.00	USD	706	(97,851)
Maxim Integrated Products, Inc.	161	04/17/20	USD	50.00	USD	783	(37,030)
NextEra Energy, Inc.	154	04/17/20	USD	240.00	USD	3,706	(160,930)
NextEra Energy, Inc.	162	04/17/20	USD	282.36	USD	3,898	(29,350)
ON Semiconductor Corp.	251	04/17/20	USD	16.00	USD	312	(7,530)
Public Service Enterprise Group, Inc.	311	04/17/20	USD	45.00	USD	1,397	(64,532)
Quanta Services, Inc.	171	04/17/20	USD	28.00	USD	543	(59,850)
Sempra Energy	62	04/17/20	USD	160.00	USD	701	(3,720)
Sempra Energy	63	04/17/20	USD	110.00	USD	712	(47,880)
TC Energy Corp.	153	04/17/20	CAD	72.00	CAD	957	(1,631)
TC Energy Corp.	155	04/17/20	CAD	74.00	CAD	970	(1,322)
TC Energy Corp.	148	04/17/20	CAD	76.00	CAD	926	(736)
TC Energy Corp.	343	04/17/20	CAD	62.00	CAD	2,145	(65,076)
WEC Energy Group, Inc.	71	04/17/20	USD	95.00	USD	626	(11,182)
WEC Energy Group, Inc.	71	04/17/20	USD	103.18	USD	626	(3,359)
Waste Connections, Inc.	170	04/17/20	USD	105.00	USD	1,318	(6,800)
Waste Management, Inc.	96	04/17/20	USD	125.00	USD	889	(720)
Waste Management, Inc.	97	04/17/20	USD	110.00	USD	898	(1,212)
Williams Cos., Inc.	425	04/17/20	USD	23.00	USD	601	(15,725)
Williams Cos., Inc.	291	04/17/20	USD	16.00	USD	412	(12,804)
Xcel Energy, Inc.	111	04/17/20	USD	71.71	USD	669	(3,590)
FirstEnergy Corp.	138	04/22/20	USD	47.60	USD	553	(7,052)
Eaton Corp. PLC	20	04/24/20	USD	79.00	USD	155	(9,100)
Johnson Controls International PLC	344	04/24/20	USD	28.00	USD	927	(100,448)
NextEra Energy, Inc.	202	04/24/20	USD	282.35	USD	4,861	(63,526)
Kinder Morgan, Inc.	507	05/01/20	USD	13.50	USD	706	(110,526)
AES Corp.	130	05/15/20	USD	16.00	USD	177	(4,550)
American Electric Power Co., Inc.	122	05/15/20	USD	100.00	USD	976	(2,745)
CMS Energy Corp.	224	05/15/20	USD	55.00	USD	1,316	(136,640)
Exelon Corp.	222	05/15/20	USD	37.00	USD	817	(58,830)
First Solar, Inc.	212	05/15/20	USD	37.50	USD	764	(63,812)
First Solar, Inc.	84	05/15/20	USD	40.00	USD	303	(17,052)
Fortis, Inc.	150	05/15/20	USD	40.00	USD	578	(18,375)
Kinder Morgan, Inc.	508	05/15/20	USD	14.00	USD	707	(55,880)
Maxim Integrated Products, Inc.	78	05/15/20	USD	50.00	USD	379	(26,325)
ON Semiconductor Corp.	484	05/15/20	USD	14.00	USD	602	(39,930)
Quanta Services, Inc.	137	05/15/20	USD	41.00	USD	435	(4,795)

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Quanta Services, Inc.	171	05/15/20	USD	28.00	USD	543	$(83,790)
Williams Cos., Inc.	469	05/15/20	USD	12.00	USD	664	(144,921)
Williams Cos., Inc.	425	05/15/20	USD	16.00	USD	601	(35,700)
Xcel Energy, Inc.	124	05/15/20	USD	55.00	USD	748	(87,420)

							$(2,295,673)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Air Liquide SA	UBS AG	7,300	04/01/20	EUR	139.89	EUR	845	$—
EDP Renováveis, S.A.	Credit Suisse International	30,000	04/01/20	EUR	13.13	EUR	327	—
Enel SpA	Credit Suisse International	255,300	04/01/20	EUR	8.56	EUR	1,596	—
Iberdrola SA	Credit Suisse International	326,400	04/01/20	EUR	11.20	EUR	2,895	—
Kingspan Group PLC	Morgan Stanley & Co. International PLC	6,000	04/01/20	EUR	64.99	EUR	293	—
NovaGold Resources, Inc.	Morgan Stanley & Co. International PLC	229,300	04/01/20	GBP	10.73	GBP	2,158	—
Public Service Enterprise Group, Inc.	Barclays Bank PLC	20,600	04/01/20	USD	60.53	USD	925	—
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	4,400	04/01/20	CHF	189.63	CHF	695	—
Vestas Wind Systems A/S	Goldman Sachs International	20,200	04/07/20	DKK	739.95	DKK	11,126	—
ABB Ltd., Registered Shares	Credit Suisse International	24,800	04/08/20	CHF	23.58	CHF	415	(3)
AES Corp.	Barclays Bank PLC	44,500	04/14/20	USD	21.18	USD	605	(62)
Schneider Electric SE	Credit Suisse International	20,400	04/14/20	EUR	96.30	EUR	1,563	(1,008)
EDP Renováveis, S.A.	Credit Suisse International	30,000	04/15/20	EUR	13.13	EUR	327	(551)
RWE AG	Goldman Sachs International	42,000	04/15/20	EUR	33.70	EUR	996	(23)
Atlas Copco AB, Class B	Credit Suisse International	27,500	04/16/20	SEK	315.12	SEK	7,914	(8,957)
Iberdrola SA	Morgan Stanley & Co. International PLC	116,700	04/16/20	EUR	11.42	EUR	1,035	(1,729)
Johnson Matthey PLC	UBS AG	21,700	04/16/20	GBP	26.80	GBP	385	—
Quanta Services, Inc.	Credit Suisse International	4,300	04/17/20	USD	41.16	USD	136	(246)
Air Liquide SA	Credit Suisse International	7,500	04/21/20	EUR	131.63	EUR	868	(5,901)
Enel SpA	Goldman Sachs International	364,600	04/21/20	EUR	8.15	EUR	2,279	(4,921)
Hexagon AB, Class B	Morgan Stanley & Co. International PLC	12,300	04/21/20	SEK	539.06	SEK	5,145	(2,079)
Vinci SA	UBS AG	22,900	04/21/20	EUR	99.11	EUR	1,697	(2,870)
ABB Ltd., Registered Shares	Credit Suisse International	24,800	04/22/20	CHF	17.48	CHF	415	(14,775)
EDP Renováveis, S.A.	Citibank N.A.	30,000	04/22/20	EUR	12.89	EUR	327	(1,075)
EDP Renováveis, S.A.	Credit Suisse International	40,000	04/22/20	EUR	10.06	EUR	436	(42,968)
Johnson Matthey PLC	Credit Suisse International	28,500	04/22/20	GBP	26.25	GBP	506	(28)
Linde PLC	Credit Suisse International	4,750	04/23/20	EUR	181.05	EUR	747	(5,417)
Schneider Electric SE	Morgan Stanley & Co. International PLC	9,500	04/28/20	EUR	87.01	EUR	728	(16,636)
Vestas Wind Systems A/S	Credit Suisse International	12,700	04/28/20	DKK	625.91	DKK	6,995	(11,500)
Waste Connections, Inc.	Bank of America N.A.	17,300	04/28/20	USD	103.72	USD	1,341	(840)
EDP Renováveis, S.A.	Goldman Sachs International	30,000	04/29/20	EUR	12.89	EUR	327	(2,010)
RWE AG	Citibank N.A.	53,200	04/29/20	EUR	29.95	EUR	1,261	(6,419)
Atlas Copco AB, Class B	UBS AG	26,800	04/30/20	SEK	252.03	SEK	7,712	(97,480)
Neoenergia SA	Credit Suisse International	202,000	04/30/20	BRL	18.31	BRL	3,472	(22,220)
RWE AG	Credit Suisse International	60,000	05/05/20	EUR	24.10	EUR	1,423	(123,596)
EDP Renováveis, S.A.	Citibank N.A.	30,000	05/06/20	EUR	12.89	EUR	327	(2,907)
Enel SpA	UBS AG	206,900	05/06/20	EUR	8.35	EUR	1,293	(5)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Hexagon AB, Class B	UBS AG	12,700	05/06/20	SEK	504.24	SEK	5,313	$(12,957)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	19,500	05/06/20	EUR	41.30	EUR	953	(182,698)
Linde PLC	Credit Suisse International	4,750	05/06/20	EUR	181.05	EUR	747	(10,610)
NovaGold Resources, Inc.	Credit Suisse International	106,100	05/06/20	GBP	9.91	GBP	998	(55,642)
Sika AG, Registered Shares	Credit Suisse International	4,200	05/06/20	CHF	138.45	CHF	664	(100,587)
Vinci SA	Credit Suisse International	14,300	05/06/20	EUR	63.45	EUR	1,059	(200,119)
EDP Renováveis, S.A.	Citibank N.A.	30,000	05/13/20	EUR	12.89	EUR	327	(3,939)
EDP Renováveis, S.A.	Goldman Sachs International	30,000	05/20/20	EUR	12.89	EUR	327	(5,275)
EDP Renováveis, S.A.	Citibank N.A.	30,000	05/27/20	EUR	12.89	EUR	327	(6,240)
EDP Renováveis, S.A.	Citibank N.A.	30,000	06/03/20	EUR	12.89	EUR	327	(7,468)
EDP Renováveis, S.A.	Morgan Stanley & Co. International PLC	99,700	06/10/20	EUR	11.66	EUR	1,088	(59,645)
EDP Renováveis, S.A.	Citibank N.A.	40,000	06/16/20	EUR	10.39	EUR	436	(48,931)

								$(1,070,337)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.. For information about the Trust policy regarding valuation of investments and derivative financial instruments, refer to the Trust most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Building Products	$8,836,388	$3,918,962	$—	$12,755,350
Chemicals	—	15,501,612	—	15,501,612
Commercial Services & Supplies	14,423,584	—	—	14,423,584
Construction & Engineering	4,736,020	8,665,265	—	13,401,285
Electric Utilities	74,261,760	27,916,506	—	102,178,266
Electrical Equipment	4,194,740	16,307,811	—	20,502,551
Electronic Equipment, Instruments & Components	—	3,012,819	—	3,012,819
Independent Power and Renewable Electricity Producers	3,985,480	22,488,283	—	26,473,763
Machinery	—	4,508,845	—	4,508,845
Multi-Utilities	32,168,779	20,581,750	—	52,750,529
Oil, Gas & Consumable Fuels	32,055,512	—	—	32,055,512
Semiconductors & Semiconductor Equipment	9,398,093	—	—	9,398,093
Short-Term Securities	13,045,691	—	—	13,045,691

	$197,106,047	$122,901,853	$—	$320,007,900

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(2,130,809)	$(1,235,201)	$—	$(3,366,010)

(a)	Derivative financial instruments are options written. Options written are shown at value.

6